Related Party Transaction	12 Months Ended
Dec. 31, 2011
Related Party Transaction
Related Party Transaction

Note 6—Related Party Transaction

       During the year ended December 31, 2011 and 2010, we paid $9 and $4 to SCP Technology and Growth Pty Limited, a company controlled by a director of our Australian subsidiary, for the provision of intellectual property and patent services. There were no amounts outstanding to this entity at December 31, 2011 or December 31, 2010. In September 2011, we sold 14,375 shares of our common stock to Jeffrey Mathiesen, our Chief Financial Officer, at the price of A$8.00 per share as part of a private placement.